Document And Entity Information	6 Months Ended
	Apr. 30, 2012	Jun. 04, 2012 Common Class A [Member]	Jun. 04, 2012 Common Class B [Member]
Entity Registrant Name	HOVNANIAN ENTERPRISES INC
Document Type	8-K
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding		112,106,217	14,659,953
Amendment Flag	false
Entity Central Index Key	0000357294
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 207,017	$ 250,740
Consolidated inventory not owned:
Total assets	1,517,943	1,602,180
LIABILITIES AND EQUITY
Total liabilities	1,972,727	2,098,782
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000 at April 30, 2012 and at October 31, 2011	135,299	135,299
Paid in capital - common stock	649,623	591,696
Accumulated deficit	(1,125,969)	(1,109,506)
Treasury stock - at cost	(115,360)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders’ equity deficit	(455,015)	(496,694)
Noncontrolling interest in consolidated joint ventures	231	92
Total equity deficit	(454,784)	(496,602)
Total liabilities and equity	1,517,943	1,602,180
Notes payable:
Senior notes	481,373	802,862
TEU senior subordinated amortizing notes	7,891	13,323
Accrued interest	18,050	21,331
Total notes payable	1,474,470	1,624,101
Income taxes payable	42,935	41,829
Homebuilding [Member] | Nonrecourse Land Mortgages [Member]
LIABILITIES AND EQUITY
Secured debt	28,089	26,121
Homebuilding [Member] | Nonrecourse Mortgages Secured By Operating Properties [Member]
LIABILITIES AND EQUITY
Secured debt	19,269	19,748
Homebuilding [Member]
ASSETS
Cash and cash equivalents	195,158	244,356
Restricted cash	48,249	73,539
Inventories:
Sold and unsold homes and lots under development	690,608	720,149
Land and land options held for future development or sale	228,487	245,529
Consolidated inventory not owned:
Specific performance options		2,434
Model sale leaseback financing programs	27,041
Total consolidated inventory not owned	27,041	2,434
Total inventories	946,136	968,112
Investments in and advances to unconsolidated joint ventures	60,512	57,826
Receivables, deposits, and notes	53,847	52,277
Property, plant, and equipment – net	51,239	53,266
Prepaid expenses and other assets	63,953	67,698
Total assets	1,419,094	1,517,074
LIABILITIES AND EQUITY
Liabilities from inventory not owned	26,695	2,434
Total liabilities	370,664	368,606
Notes payable:
Accounts payable and other liabilities	275,615	303,633
Customers’ deposits	20,996	16,670
Financial Services [Member]
ASSETS
Cash and cash equivalents	11,859	6,384
Restricted cash	8,908	4,079
Mortgage loans held for sale	75,077	72,172
Other assets	3,005	2,471
Consolidated inventory not owned:
Total assets	98,849	85,106
LIABILITIES AND EQUITY
Total liabilities	84,658	64,246
Notes payable:
Accounts payable and other liabilities	20,128	14,517
Mortgage warehouse line of credit	64,530	49,729
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	967,156	786,585
Common Class A [Member]
LIABILITIES AND EQUITY
Common stock	1,238	921
Common Class B [Member]
LIABILITIES AND EQUITY
Common stock	$ 154	$ 153

Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Apr. 30, 2012	Oct. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	5,600	5,600
Preferred stock, liquidation preference (in Dollars per share)	$ 140,000	$ 140,000
Common Class A [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	200,000,000	200,000,000
Common stock, shares issued (in Shares)	123,846,752	92,141,492
Common stock, shares held in Treasury (in Shares)	11,760,763	11,694,720
Common Class B [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	15,351,701	15,252,212
Common stock, shares held in Treasury (in Shares)	691,748	691,748

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011
Revenues:
Sale of homes	$ 312,494	$ 246,974	$ 564,824	$ 482,859
Land sales and other revenues	20,691	2,819	31,270	12,407
Total homebuilding	333,185	249,793	596,094	495,266
Financial services	8,513	5,304	15,203	12,398
Total revenues	341,698	255,097	611,297	507,664
Expenses:
Cost of sales, excluding interest	271,563	210,463	488,990	411,893
Cost of sales interest	13,317	13,956	25,793	29,582
Inventory impairment loss and land option write-offs	3,216	16,925	6,541	30,450
Total cost of sales	288,096	241,344	521,324	471,925
Selling, general and administrative	35,125	39,837	68,379	80,044
Total homebuilding expenses	323,221	281,181	589,703	551,969
Financial services	5,363	5,177	10,540	10,647
Corporate general and administrative	12,264	11,952	25,049	26,960
Other interest	26,056	24,887	48,051	48,872
Other operations	990	706	6,388	1,593
Total expenses	367,894	323,903	679,731	640,041
Gain (loss) on extinguishment of debt	27,039	(1,644)	51,737	(1,644)
Income (loss) from unconsolidated joint ventures	1,495	(3,232)	1,473	(4,224)
Income (loss) before income taxes	2,338	(73,682)	(15,224)	(138,245)
State and federal income tax (benefit) provision:
State	468	(372)	1,101	293
Federal	68	(643)	138	(1,729)
Total income taxes	536	(1,015)	1,239	(1,436)
Net income (loss)	$ 1,802	$ (72,667)	$ (16,463)	$ (136,809)
Basic:
Income (loss) per common share (in Dollars per share)	$ 0.02	$ (0.69)	$ (0.15)	$ (1.49)
Weighted-average number of common shares outstanding (in Shares)	116,021	105,894	112,338	92,020
Assuming dilution:
Income (loss) per common share (in Dollars per share)	$ 0.02	$ (0.69)	$ (0.15)	$ (1.49)
Weighted-average number of common shares outstanding (in Shares)	116,117	105,894	112,338	92,020

Condensed Consolidated Statement of Equity (Unaudited) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600
Stock options, amortization and issuances				2,639				2,639
Restricted stock amortization, issuances and forfeitures	2	1		132				135
Restricted stock amortization, issuances and forfeitures (in Shares)	140,119	117,399
Stock issuance	250			47,000				47,250
Stock issuance (in Shares)	25,000,000
Issuance of shares for debt	30			8,191				8,221
Issuance of shares for debt (in Shares)	3,064,330
Settlement of prepaid common stock purchase contracts	35			(35)
Settlement of prepaid common stock purchase contracts (in Shares)	3,482,901
Conversion of Class B to Class A Common Stock (in Shares)	17,910	(17,910)
Changes in noncontrolling interest in consolidated joint ventures							139	139
Treasury stock purchases						(103)		(103)
Treasury stock purchases (in Shares)	(66,043)
Net loss					(16,463)			(16,463)
Balance at Apr. 30, 2012	$ 1,238	$ 154	$ 135,299	$ 649,623	$ (1,125,969)	$ (115,360)	$ 231	$ (454,784)
Balance (in Shares) at Apr. 30, 2012	112,085,989	14,659,953	5,600

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Cash flows from operating activities:
Net loss	$ (16,463)	$ (136,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,217	4,565
Compensation from stock options and awards	2,867	3,617
Amortization of bond discounts and deferred financing costs	3,493	2,780
Gain on sale and retirement of property and assets	(127)	(269)
(Income) loss from unconsolidated joint ventures	(1,473)	4,224
Distributions of earnings from unconsolidated joint ventures	297	293
(Gain) loss on extinguishment of debt	(51,737)	1,644
Expenses related to the debt for debt exchange	4,683
Inventory impairment and land option write-offs	6,541	30,450
(Increase) decrease in assets:
Mortgage loans held for sale	(2,905)	38,954
Restricted cash, receivables, prepaids, deposits and other assets	18,953	29,384
Inventories	15,435	(27,660)
Increase (decrease) in liabilities:
State and federal income tax liabilities	1,106	22,573
Customers’ deposits	4,326	5,707
Accounts payable, accrued interest and other accrued liabilities	(28,079)	(75,412)
Net cash used in operating activities	(39,866)	(95,959)
Cash flows from investing activities:
Proceeds from sale of property and assets	134	928
Purchase of property, equipment, and other fixed assets	(728)	(449)
Investments in and advances to unconsolidated joint ventures	(2,768)	(3,228)
Distributions of capital from unconsolidated joint ventures	1,258	1,385
Net cash used in investing activities	(2,104)	(1,364)
Cash flows from financing activities:
Proceeds from mortgages and notes	5,966	9,426
Payments related to mortgages and notes	(4,477)	(13,785)
Net proceeds from Senior Notes		151,220
Net proceeds from TEU issuance		83,707
Net proceeds from Common Stock issuance	47,250	54,899
Net payments related to mortgage warehouse lines of credit	14,801	(40,115)
Principal payments and debt repurchases	(73,024)	(157,034)
Proceeds from model sale leaseback financing programs	26,695
Deferred financing costs from note issuance		(4,445)
Payments related to the debt for debt exchange	(18,861)
Purchase of treasury stock	(103)
Net cash (used in) provided by financing activities	(1,753)	83,873
Net decrease in cash and cash equivalents	(43,723)	(13,450)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	207,017	353,730
Supplemental disclosures of cash flow:
Income taxes	$ 133	$ 23,984

Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Apr. 30, 2011
Noncash aquisition - increase in inventory (in Dollars)	$ 9,500
Noncash aquisition - increase in non-recourse land mortgages (in Dollars)	18,500
Noncash aquisition - decrease in other liabilities (in Dollars)	$ 9,000

Note 1	6 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X and should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended October 31, 2011.  In the opinion of management, all adjustments for interim periods presented have been made, which include normal recurring accruals and deferrals necessary for a fair presentation of our consolidated financial position, results of operations, and cash flows.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements.  Results for interim periods are not necessarily indicative of the results which might be expected for a full year.  The balance sheet at October 31, 2011 has been derived from the audited Consolidated Financial Statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements.

Note 2	6 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.  For the three and six months ended April 30, 2012, the Company’s total stock-based compensation expense was $1.7 million ($1.3 million net of tax) and $2.9 million, respectively, and $1.7 million and $3.6 million for the three and six months ended April 30, 2011, respectively.  Included in this total stock-based compensation expense was the vesting of stock options of $1.6 million ($1.2 million net of tax) and $2.6 million for the three and six months ended April 30, 2012, respectively, and $1.3 million and $2.6 million for the three and six months ended April 30, 2011, respectively.

Note 3	6 Months Ended
Apr. 30, 2012
Home Building Interest [Text Block]
3.  Interest costs incurred, expensed and capitalized were:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$123,315	$134,504	$121,441	$136,288
Plus interest incurred(1)	34,493	39,895	70,838	77,722
Less cost of sales interest expensed	13,317	13,956	25,793	29,582
Less other interest expensed(2)(3)	26,056	24,887	48,051	48,872
Interest capitalized at end of period(4)	$118,435	$135,556	$118,435	$135,556

(1)	Data does not include interest incurred by our mortgage and finance subsidiaries.

(2)
Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt.  Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.

(3)
Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest, which is calculated as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$26,056	$24,887	$48,051	$48,872
Interest paid by our mortgage and finance subsidiaries	468	425	944	1,007
Decrease in accrued interest	14,350	10,634	3,283	1,649
Cash paid for interest, net of capitalized interest	$40,874	$35,946	$52,278	$51,528

(4)
We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown gross before allocating any portion of the impairments to capitalized interest.

Note 4	6 Months Ended
Apr. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]	4. Accumulated depreciation at April 30, 2012 and October 31, 2011 amounted to $77.8 million and $75.4 million, respectively, for our homebuilding property, plant and equipment.

Note 5	6 Months Ended
Apr. 30, 2012
Inventory Impairments And Land Option Cost Write Offs [Text Block]
5.  We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of the estimated future cash flows at a discount rate commensurate with the risk of the respective community.  For the six months ended April 30, 2012, our discount rates used for the impairments recorded ranged from 16.8% to 18.5%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may need to recognize additional impairments.  We recorded impairment losses, which are included in the Condensed Consolidated Statement of Operations and deducted from inventory, of $2.1 million and $16.3 million for the three months ended April 30, 2012 and 2011, respectively, and $5.2 million and $23.1 million for the six months ended April 30, 2012 and 2011, respectively.

The following tables represent inventory impairments by homebuilding segment for the three and six months ended April 30, 2012 and 2011:

(Dollars in millions)	Three Months Ended April 30, 2012			Three Months Ended April 30, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	-	$-	$-	3	$12.3	$70.7
Mid-Atlantic	1	0.1	0.2	2	1.8	9.5
Midwest	-	-	-	-	-	-
Southeast	5	2.0	4.5	-	-	-
Southwest	-	-	-	-	-	-
West	-	-	-	1	2.2	5.1
Total	6	$2.1	$4.7	6	$16.3	$85.3

(Dollars in millions)	Six Months Ended April 30, 2012			Six Months Ended April 30, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	5	$2.4	$16.1	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	-	-	-
Southeast	8	2.3	5.4	-	-	-
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.3	10.6
Total	17	$5.2	$23.4	10	$23.1	$110.1

(1)  Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period’s impairments.

The Condensed Consolidated Statement of Operations line item entitled “Homebuilding: Inventory impairment loss and land option write-offs” also includes write-offs of options, and approval, engineering and capitalized interest costs that we record when we redesign communities and/or abandon certain engineering costs and we do not exercise options in various locations because the communities' pro forma profitability is not projected to produce adequate returns on investment commensurate with the risk.  Total aggregate write-offs related to these items were $1.1 million and $0.6 million for the three months ended April 30, 2012 and 2011, respectively, and $1.3 million and $7.3 million for the six months ended April 30, 2012 and 2011, respectively.  Occasionally, these write-offs are offset by recovered deposits (sometimes through legal action) that had been written off in a prior period as walk-away costs.  Historically, these recoveries have not been significant in comparison to the total cost written off.

  The following tables represent write-offs of such costs (after giving effect to any recovered deposits in the applicable period) and the number of lots walked away from by homebuilding segment for the three and six months ended April 30, 2012 and 2011:

	Three Months Ended April 30,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	-	$0.3	56	$-
Mid-Atlantic	3	0.1	1,522	0.1
Midwest	67	0.1	98	0.4
Southeast	593	0.6	190	0.1
Southwest	165	-	2	-
West	-	-	-	-
Total	828	$1.1	1,868	$0.6

	Six Months Ended April 30,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	-	$0.3	1,045	$3.1
Mid-Atlantic	182	0.2	1,774	0.5
Midwest	105	0.1	230	0.4
Southeast	734	0.7	1,173	0.3
Southwest	165	-	70	-
West	-	-	143	3.0
Total	1,186	$1.3	4,435	$7.3

We have decided to mothball (or stop development on) certain communities when we have determined the current performance does not justify further investment at the time.  When we decide to mothball a community, the inventory is reclassified from “Sold and unsold homes and lots under development” to “Land and land options held for future development or sale”.  During the first half of fiscal 2012, we did not mothball any communities but we re-activated two previously mothballed communities and sold three previously mothballed communities.  As of April 30, 2012, the net book value associated with our 54 total mothballed communities was $141.0 million, net of impairment charges of $449.5 million.

During the second quarter of fiscal 2012, we entered into certain model sale leaseback financing arrangements, whereby we sell and leaseback certain of our model homes with the right to participate in the potential profit when the home is sold to a third party at the end of the lease.  As a result of our continued involvement, these sale and leaseback transactions are considered a financing rather than a sale.  Therefore, for purposes of our Condensed Consolidated Balance Sheet, the inventory is reclassified to inventory not owned, with a corresponding liability from inventory not owned for the amount of cash received.

Note 6	6 Months Ended
Apr. 30, 2012
Product Warranty Disclosure [Text Block]
6.  We establish a warranty accrual for repair costs under $5,000 per occurrence to homes, community amenities, and land development infrastructure.  We accrue for warranty costs as part of cost of sales at the time each home is closed and title and possession have been transferred to the homebuyer.  In addition, we accrue for warranty costs over $5,000 per occurrence as part of our general liability insurance deductible, which is expensed as selling, general, and administrative costs.  For homes delivered in fiscal 2012 and 2011, our deductible under our general liability insurance is $20 million per occurrence for construction defects and warranty claims.  For bodily injury claims, our deductible per occurrence in 2012 and 2011 is $0.1 million up to a $5 million limit.  Our aggregate retention in 2012 and 2011 is $21 million for construction defects, warranty and bodily injury claims.  Additions and charges in the warranty reserve and general liability reserve for the three and six months ended April 30, 2012 and 2011 were as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Balance, beginning of period	$124,725	$123,189	$123,865	$125,268
Additions	8,492	5,357	17,082	12,845
Charges incurred	(9,637)	(9,779)	(17,367)	(19,346)
Balance, end of period	$123,580	$118,767	$123,580	$118,767

Warranty accruals are based upon historical experience.  We engage a third-party actuary that uses our historical warranty and construction defect data, worker’s compensation data, and other industry data to assist us in estimating our reserves for unpaid claims, claim adjustment expenses and incurred but not reported claims reserves for the risks that we are assuming under the general liability and workers compensation programs.  The estimates include provisions for inflation, claims handling, and legal fees.

Insurance claims paid by our insurance carriers, excluding insurance deductibles paid, were $1.9 million and $0.9 million for the three months ended April 30, 2012 and 2011, respectively, and $2.6 million and $6.4 million for the six months ended April 30, 2012 and 2011, respectively, for prior year deliveries.

Note 7	6 Months Ended
Apr. 30, 2012
Legal Matters and Contingencies [Text Block]
7.  We are involved in litigation arising in the ordinary course of business, none of which is expected to have a material adverse effect on our financial position or results of operations, and we are subject to extensive and complex regulations that affect the development and home building, sales and customer financing processes, including zoning, density, building standards and mortgage financing.  These regulations often provide broad discretion to the administering governmental authorities.  This can delay or increase the cost of development or homebuilding.

We also are subject to a variety of local, state, federal and foreign laws and regulations concerning protection of health and the environment.  The particular environmental laws that apply to any given community vary greatly according to the community site, the site’s environmental conditions and the present and former uses of the site.  These environmental laws may result in delays, may cause us to incur substantial compliance, remediation and/or other costs, and can prohibit or severely restrict development and homebuilding activity.

We anticipate that increasingly stringent requirements will be imposed on developers and homebuilders in the future. Although we cannot predict the effect of these requirements, they could result in time-consuming and expensive compliance programs and in substantial expenditures, which could cause delays and increase our cost of operations. In addition, the continued effectiveness of permits already granted or approvals already obtained is dependent upon many factors, some of which are beyond our control, such as changes in policies, rules, and regulations and their interpretations and application.

The Company is also involved in the following litigation:

Hovnanian Enterprises, Inc. and K. Hovnanian Venture I, L.L.C. have been named as defendants in a class action suit. The action was filed by Mike D’Andrea and Tracy D’Andrea, on behalf of themselves and all others similarly situated in the Superior Court of New Jersey, Gloucester County. The action was initially filed on May 8, 2006 alleging that the HVAC systems installed in certain of the Company’s homes are in violation of applicable New Jersey building codes and are a potential safety issue. On December 14, 2011, the Superior Court granted class certification; the potential class is 1,065 homes.  The defendants filed a request to take an interlocutory appeal regarding the class certification decision. The Appellate Division denied the request, and the defendants filed a request for interlocutory review by the New Jersey Supreme Court, which remanded the case back to the Appellate Division for a review on the merits of the appeal on May 8, 2012. The plaintiff seeks unspecified damages as well as treble damages pursuant to the NJ Consumer Fraud Act.   The Company believes there is insurance coverage available to it for this action.  While we have determined that a loss related to this case is not probable, it is not possible to estimate a loss or range of loss related to this matter at this time.  On December 19, 2011, certain subsidiaries of the Company filed a separate action seeking indemnification against the various manufactures and subcontractors implicated by the class action.

Note 8	6 Months Ended
Apr. 30, 2012
Cash and Cash Equivalents Disclosure [Text Block]
8.  Cash and cash equivalents include cash deposited in checking accounts, overnight repurchase agreements, certificates of deposit, Treasury Bills and government money market funds with maturities of 90 days or less when purchased.  Our cash balances are held at a few financial institutions and may, at times, exceed insurable amounts.  We believe we help to mitigate this risk by depositing our cash in major financial institutions.  At April 30, 2012, we had no cash equivalents as the full balance of cash and cash equivalents was held as cash.

Note 9	6 Months Ended
Apr. 30, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
 9.   Our mortgage banking subsidiary originates mortgage loans, primarily from the sale of our homes. Such mortgage loans are sold in the secondary mortgage market within a short period of time of origination. Mortgage loans held for sale consist primarily of single-family residential loans collateralized by the underlying property. We have elected the fair value option to record loans held for sale and therefore these loans are recorded at fair value with the changes in the value recognized in the Statements of Operations in “Revenues: Financial services.” We currently use forward sales of mortgage-backed securities, interest rate commitments from borrowers and mandatory and/or best efforts forward commitments to sell loans to investors to protect us from interest rate fluctuations. These short-term instruments, which do not require any payments to be made to the counter-party or investor in connection with the execution of the commitments, are recorded at fair value. Gains and losses on changes in the fair value are recognized in the Statements of Operations in “Revenues: Financial services”. Loans held for sale of $2.3 million and $1.0 million at April 30, 2012 and October 31, 2011, respectively, represent loans that cannot currently be sold at reasonable terms in the secondary mortgage market.  These loans are serviced by a third party until such time that they can be liquidated via alternative mortgage markets, foreclosure or repayment.

At April 30, 2012 and October 31, 2011, respectively, $66.9 million and $52.7 million of such mortgages held for sale were pledged against our mortgage warehouse line of credit (see Note 10). We may incur losses with respect to mortgages that were previously sold that are delinquent, but only to the extent the losses are not covered by mortgage insurance or resale value of the home. Historically, we have not made significant payments associated with mortgages we originated. We have reserves for potential losses on mortgages we previously sold. The reserves are included in the "Mortgage loans held for sale" balance on the Condensed Consolidated Balance Sheet.

The activity in our loan origination reserves during the three and six months ended April 30, 2012 and 2011 was as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Loan origination reserves, beginning of period	$6,429	$5,694	$5,063	$5,486
Provisions for losses during the period	724	976	2,388	1,786
Adjustments to pre-existing provisions for losses from changes in estimates	(39)	(339)	53	(917)
Payments/settlements	(544)	(767)	(934)	(791)
Loan origination reserves, end of period	$6,570	$5,564	$6,570	$5,564

Note 10	6 Months Ended
Apr. 30, 2012
Line Of Credit [Text Block]
10.  We do not have a revolving credit facility.  We have certain stand alone cash collateralized letter of credit agreements and facilities under which there were a total of $33.1 million and $54.1 million of letters of credit outstanding as of April 30, 2012 and October 31, 2011, respectively. These agreements and facilities require us to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder, which will affect the amount of cash we have available for other uses. As of April 30, 2012 and October 31, 2011, the amount of cash collateral in these segregated accounts was $33.8 million and $57.7 million, respectively, which is reflected in “Restricted cash” on the Condensed Consolidated Balance Sheets.

Our wholly owned mortgage banking subsidiary, K. Hovnanian American Mortgage, LLC (“K. Hovnanian Mortgage”), originates mortgage loans primarily from the sale of our homes. Such mortgage loans and related servicing rights are sold in the secondary mortgage market within a short period of time. Our secured Master Repurchase Agreement with JPMorgan Chase Bank, N.A. (“Chase Master Repurchase Agreement”) is a short-term borrowing facility that provides up to $75 million through November 1, 2012 and thereafter up to $50 million through March 28, 2013. The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the current LIBOR subject to a floor of 1.625% plus the applicable margin ranging from 2.5% to 3.0% based on the takeout investor and type of loan. As of April 30, 2012, the aggregate principal amount of all borrowings under the Chase Master Repurchase Agreement was $64.5 million.

The Chase Master Repurchase Agreement requires K. Hovnanian Mortgage to satisfy and maintain specified financial ratios and other financial condition tests. Because of the extremely short period of time mortgages are held by K. Hovnanian Mortgage before the mortgages are sold to investors (generally a period of a few weeks), the immateriality to us on a consolidated basis of the size of the facilities, the levels required by these financial covenants, our ability based on our immediately available resources to contribute sufficient capital to cure any default, were such conditions to occur, and our right to cure any conditions of default based on the terms of the agreement, we do not consider any of these covenants to be substantive or material.  As of April 30, 2012, we believe we were in compliance with the covenants of the Chase Master Repurchase Agreement.

Note 11	6 Months Ended
Apr. 30, 2012
Long-term Debt [Text Block]
11. As of April 30, 2012, we had $992.0 million of outstanding senior secured notes ($967.2 million, net of discount), comprised of $797.0 million 10 5/8% Senior Secured Notes due 2016 (the “10 5/8% 2016 Notes”), $53.2 million 2.0% Senior Secured Notes due 2021 Notes (the “2.0% 2021 Notes”) and $141.8 million 5.0% Senior Secured Notes due 2021 (the “5.0% 2021 Notes” and together with the 2.0% 2021 Notes, the “2021 Notes”).  As of April 30, 2012, we also had $483.6 million of outstanding senior notes ($481.4 million, net of discount), comprised of $36.7 million 6 1/2% Senior Notes due 2014, $3.0 million 6 3/8% Senior Notes due 2014, $21.4 million 6 1/4% Senior Notes due 2015, $138.9 million 6 1/4% Senior Notes due 2016, $90.5 million 7 1/2% Senior Notes due 2016, $130.3 million 8 5/8% Senior Notes due 2017 and $62.8 million 11 7/8% Senior Notes due 2015. In addition, as of April 30, 2012, we had outstanding $7.9 million 7.25% Tangible Equity Units as discussed below in Note 12. Except for K. Hovnanian, the issuer of the notes, our home mortgage subsidiaries, joint ventures and subsidiaries holding interests in our joint ventures, certain of our title insurance subsidiaries and our foreign subsidiary, we and each of our subsidiaries are guarantors of the senior secured and senior notes and Amortizing Notes (see Note 12) outstanding at April 30, 2012 (see Note 22).  In addition, the 2021 Notes are guaranteed by K. Hovnanian JV Holdings, L.L.C. and its subsidiaries except for certain joint ventures and joint venture holding companies (collectively, the “Secured Group”). Members of the Secured Group do not guarantee K. Hovnanian's other indebtedness.

The 10 5/8% Senior Secured Notes due 2016 are secured by a first-priority lien, subject to permitted liens and other exceptions, on substantially all the assets owned by us, K. Hovnanian Enterprises, Inc. (“K. Hovnanian”) (the issuer of the senior secured notes) and the guarantors of such senior secured notes. At April 30, 2012, the aggregate book value of the real property collateral securing these notes was approximately $687.1 million, which does not include the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value. In addition, cash collateral securing these notes was $135.9 million as of April 30, 2012, which includes $33.8 million of restricted cash collateralizing certain letters of credit. Subsequent to such date, cash uses include general business operations and real estate investments.

On November 1, 2011, K. Hovnanian issued $141.8 million aggregate principal amount of 5.0% 2021 Notes and $53.2 million aggregate principal amount of 2.0% 2021 Notes in exchange for $195.0 million of K. Hovnanian's unsecured senior notes with maturities ranging from 2014 through 2017. Holders of the senior notes due 2014 and 2015 that were exchanged in the exchange offer also received an aggregate of approximately $14.2 million in cash payments and all holders of senior notes that were exchanged in the exchange offer received accrued and unpaid interest (in the aggregate amount of approximately $3.3 million). Costs associated with this transaction were $4.7 million.  The 5.0% 2021 Notes and the 2.0% 2021 Notes were issued as separate series under an indenture, but have substantially the same terms other than with respect to interest rate and related redemption provisions, and vote together as a single class. The accounting for the debt exchange is being treated as a troubled debt restructuring. Under this accounting, the Company did not recognize any gain or loss on extinguishment of debt and the costs associated with the debt exchange were expensed as incurred as shown in “Other operations” in the Condensed Consolidated Statement of Operations.

The guarantees with respect to the 2021 Notes of the Secured Group are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets of the members of the Secured Group. As of April 30, 2012, the collateral securing the guarantees primarily included (1) $92.0 million of cash and cash equivalents and (2) equity interests in guarantors that are members of the Secured Group.  Subsequent to such date, cash uses include general business operations and real estate and other investments. The aggregate book value of the real property of the Secured Group collateralizing the 2021 Notes was approximately $31.5 million as of April 30, 2012 (not including the impact of inventory investments, home deliveries, or impairments thereafter and which may differ from the appraised value).  Members of the Secured Group also own equity in joint ventures, either directly or indirectly through ownership of joint venture holding companies, with a book value of $48.4 million as of April 30, 2012; this equity is not pledged to secure, and is not collateral for, the 2021 Notes. Members of the Secured Group are “unrestricted subsidiaries” under K. Hovnanian's other senior and senior secured notes and Amortizing Notes, and thus have not guaranteed such indebtedness.

During the three and six months ended April 30, 2012, we repurchased in open market and privately negotiated transactions $15.2 million and $21.0 million, respectively, principal amount of our 6 1/4% Senior Notes due 2016 and $22.8 million and $61.1 million, respectively, principal amount of 7 1/2% Senior Notes due 2016. In addition, during the second quarter of fiscal 2012, we repurchased, $37.4 million principal amount of 8 5/8% Senior Notes due 2017. The aggregate purchase price for these repurchases was $51.7 million and $70.7 million, respectively, for the three and six months ended April 30, 2012, plus accrued and unpaid interest.  These repurchases resulted in a gain on extinguishment of debt of $23.3 million and $48.0 million, respectively, for the three and six months ended April 30, 2012, net of the write-off of unamortized discounts and fees. The gain is included in the Condensed Consolidated Statement of Operations as “Gain on extinguishment of debt”. Certain of these repurchases were funded with the proceeds from our April 11, 2012 issuance of 25,000,000 shares of our Class A Common Stock (see Note 15).

During the second quarter of fiscal 2012, we also purchased pursuant to agreements with bondholders, $9.1 million aggregate principal amount of our outstanding 8.625% Senior Notes due 2017 in exchange for Class A Common Stock, as discussed in Note 15. These transactions resulted in a gain on extinguishment of debt of $3.5 million for the three months ended April 30, 2012.

The indentures governing the notes do not contain any financial maintenance covenants, but do contain restrictive covenants that limit, among other things, the Company’s ability and that of certain of its subsidiaries, including K. Hovnanian, to incur additional indebtedness (other than certain permitted indebtedness, refinancing indebtedness and non-recourse indebtedness), pay dividends and make distributions on common and preferred stock, repurchase senior and senior subordinated notes (with respect to the senior secured first-lien notes indenture), make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all assets and enter into certain transactions with affiliates.  The indentures also contain events of default which would permit the holders of the notes to declare the notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the notes or other material indebtedness, the failure to comply with agreements and covenants and specified events of bankruptcy, and insolvency and, with respect to the indentures governing the senior secured notes, the failure of the documents granting security for the senior secured notes to be in full force and effect and the failure of the liens on any material portion of the collateral securing the senior secured notes to be valid and perfected. As of April 30, 2012 we believe we were in compliance with the covenants of the indentures governing our outstanding notes.

Under the terms of the indentures (including with respect to the Amortizing Notes), we have the right to make certain redemptions and, depending on market conditions and covenant restrictions, may do so from time to time. We also continue to evaluate our capital structure and may also continue to make debt purchases and/or exchanges for debt or equity from time to time through tender offers, open market purchases, private transactions, or otherwise or seek to raise additional debt or equity capital, depending on market conditions and covenant restrictions.

If our consolidated fixed charge coverage ratio, as defined in the indentures governing our senior secured and senior notes, is less than 2.0 to 1.0, we are restricted from making certain payments, including dividends, and from incurring indebtedness other than certain permitted indebtedness, refinancing indebtedness, and non-recourse indebtedness. As a result of this restriction, we are currently restricted from paying dividends, which are not cumulative, on our 7.625% Series A Preferred Stock. If current market trends continue or worsen, we will continue to be restricted from paying dividends for the foreseeable future.  Our inability to pay dividends is in accordance with covenant restrictions and will not result in a default under our bond indentures or otherwise affect compliance with any of the covenants contained in the bond indentures.

Note 12	6 Months Ended
Apr. 30, 2012
Tangible Equity Units Disclosure [Text Block]
 12.  On February 9, 2011, we issued an aggregate of 3,000,000 7.25% Tangible Equity Units (the “Units”), and on February 14, 2011, we issued an additional 450,000 Units pursuant to the over-allotment option granted to the underwriters. Each Unit initially consists of (i) a prepaid stock purchase contract (each a “Purchase Contract”) and (ii) a senior subordinated amortizing note due February 15, 2014 (each, an “Amortizing Note”).  As of April 30, 2012, we had an aggregate principal amount of $7.9 million Amortizing Notes outstanding. On each February 15, May 15, August 15 and November 15, K. Hovnanian will pay holders of Amortizing Notes equal quarterly cash installments of $0.453125 per Amortizing Note, which cash payments in the aggregate will be equivalent to 7.25% per year with respect to each $25 stated amount of Units. Each installment constitutes a payment of interest (at a rate of 12.072% per annum) and a partial repayment of principal on the Amortizing Note, allocated as set forth in the amortization schedule provided in the indenture under which the Amortizing Notes were issued.  The Amortizing Notes have a scheduled final installment payment date of February 15, 2014.  If we elect to settle the Purchase Contracts early, holders of the Amortizing Notes will have the right to require K. Hovnanian to repurchase such holders’ Amortizing Notes, except in certain circumstances as described in the indenture governing Amortizing Notes.

Unless settled earlier, on February 15, 2014 (subject to postponement under certain circumstances), each Purchase Contract will automatically settle and we will deliver a number of shares of Class A Common Stock based on the applicable market value, as defined in the purchase contract agreement, which will be between 4.7655 shares and 5.8140 shares per Purchase Contract (subject to adjustment).  Each Unit may be separated into its constituent Purchase Contract and Amortizing Note after the initial issuance date of the Units, and the separate components may be combined to create a Unit.  The Amortizing Note component of the Units is recorded as debt, and the Purchase Contract component of the Units is recorded in equity as additional paid in capital.  We have recorded $68.1 million, the initial fair value of the Purchase Contracts, as additional paid in capital.  As of April 30, 2012, 1.4 million Purchase Contracts have been converted into 6.9 million shares of our Class A Common Stock.

During the second quarter of fiscal 2012, we purchased pursuant to agreements with bondholders $3.1 million aggregate principal amount of our Amortizing Notes in exchange for Class A Common Stock, as discussed in Note 15.  These transactions resulted in a gain on extinguishment of debt of $0.2 million for the three months ended April 30, 2012.

Note 13	6 Months Ended
Apr. 30, 2012
Earnings Per Share [Text Block]
13. Basic earnings per share is computed by dividing net income (loss) (the “numerator”) by the weighted-average number of common shares, adjusted for non-vested shares of restricted stock (the “denominator”) for the period.  The basic earnings per share calculation as of April 30, 2012 includes 9.6 million shares related to Purchase Contracts (issued as part of our 7.25% Tangible Equity Units) which are issuable in the future with no additional cash required to be paid by the holders thereof. Computing diluted earnings per share is similar to computing basic earnings per share, except that the denominator is increased to include the dilutive effects of options and non-vested shares of restricted stock.  Any options that have an exercise price greater than the average market price are considered to be anti-dilutive and are excluded from the diluted earnings per share calculation.

For the three months ended April 30, 2012, diluted earnings per common share were computed using the weighted average number of shares outstanding adjusted for the 0.1 million incremental shares attributed to non-vested stock and outstanding options to purchase common stock.   Incremental shares attributed to non-vested stock and outstanding options to purchase common stock of 0.06 million for the six months ended April 30, 2012, and 0.5 million for both the three and six months ended April 30, 2011 were excluded from the computation of diluted EPS because we had a net loss for the period, and any incremental shares would not be dilutive.

In addition, shares related to out-of-the money stock options that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS were 2.6 million and 4.2 million at April 30, 2012 and 2011 respectively, because to do so would have been anti-dilutive for the periods presented.

Note 14	6 Months Ended
Apr. 30, 2012
Preferred Stock [Text Block]
14.  On July 12, 2005, we issued 5,600 shares of 7.625% Series A Preferred Stock, with a liquidation preference of $25,000.  Dividends on the Series A Preferred Stock are not cumulative and are payable at an annual rate of 7.625%.  The Series A Preferred Stock is not convertible into the Company’s common stock and is redeemable in whole or in part at our option at the liquidation preference of the shares.  The Series A Preferred Stock is traded as depositary shares, with each depositary share representing 1/1000th of a share of Series A Preferred Stock.  The depositary shares are listed on the NASDAQ Global Market under the symbol “HOVNP”.  During the three and six months ended April 30, 2012 and 2011, we did not make any dividend payments on the Series A Preferred Stock as a result of covenant restrictions in the indentures governing our senior secured, senior and senior subordinated notes discussed above.  We anticipate we will be restricted from paying dividends for the foreseeable future.

Note 15	6 Months Ended
Apr. 30, 2012
Common Stock [Text Block]
15.  Each share of Class A Common Stock entitles its holder to one vote per share and each share of Class B Common Stock entitles its holder to ten votes per share.  The amount of any regular cash dividend payable on a share of Class A Common Stock will be an amount equal to 110% of the corresponding regular cash dividend payable on a share of Class B Common Stock.  If a shareholder desires to sell shares of Class B Common Stock, such stock must be converted into shares of Class A Common Stock.

On April 11, 2012, we issued 25,000,000 shares of our Class A Common Stock at a price of $2.00 per share, resulting in net proceeds of $47.3 million.  The net proceeds of the issuance, along with cash on hand, were used to purchase $75.4 million principal amount of our senior notes, as discussed in Note 11.

Pursuant to agreements with bondholders, during the second quarter of fiscal 2012, we also issued an aggregate of 3,064,330 shares of our Class A Common Stock in exchange for approximately $12.2 million of our outstanding indebtedness, consisting of $9.1 million aggregate principal amount of our outstanding 8.625% Senior Notes due 2017 and approximately $3.1 million aggregate principal amount of our 12.072% senior subordinated amortizing notes (the “exchanges”).  The exchanges were effected with existing bondholders, without any underwriters, and no commission or other remuneration was paid or given directly or indirectly for soliciting such exchanges.   The exchanges resulted in a gain on extinguishment of debt of $3.7 million for the three months ended April 30, 2012.

In August 2008, our Board of Directors adopted a shareholder rights plan (the “Rights Plan”) designed to preserve shareholder value and the value of certain tax assets primarily associated with net operating loss carryforwards (NOL) and built-in losses under Section 382 of the Internal Revenue Code. Our ability to use NOLs and built-in losses would be limited if there was an “ownership change” under Section 382. This would occur if shareholders owning (or deemed under Section 382 to own) 5% or more of our stock increase their collective ownership of the aggregate amount of our outstanding shares by more than 50 percentage points over a defined period of time. The Rights Plan was adopted to reduce the likelihood of an “ownership change” occurring as defined by Section 382. Under the Rights Plan, one right was distributed for each share of Class A Common Stock and Class B Common Stock outstanding as of the close of business on August 15, 2008. Effective August 15, 2008, if any person or group acquires 4.9% or more of the outstanding shares of Class A Common Stock without the approval of the Board of Directors, there would be a triggering event causing significant dilution in the voting power of such person or group.

However, existing stockholders who owned, at the time of the Rights Plan’s adoption, 4.9% or more of the outstanding shares of Class A Common Stock will trigger a dilutive event only if they acquire additional shares. The approval of the Board of Directors’ decision to adopt the Rights Plan may be terminated by the Board at any time, prior to the Rights being triggered. The Rights Plan will continue in effect until August 15, 2018, unless it expires earlier in accordance with its terms. The approval of the Board of Directors’ decision to adopt the Rights Plan was submitted to a stockholder vote and approved at a special meeting of stockholders held on December 5, 2008. Also at the Special Meeting on December 5, 2008, our stockholders approved an amendment to our Certificate of Incorporation to restrict certain transfers of Class A Common Stock in order to preserve the tax treatment of our net operating loss carryforwards and built-in losses under Section 382 of the Internal Revenue Code. Subject to certain exceptions pertaining to pre-existing 5% stockholders and Class B stockholders, the transfer restrictions in the amended Certificate of Incorporation generally restrict any direct or indirect transfer (such as transfers of our stock that result from the transfer of interests in other entities that own our stock) if the effect would be to (i) increase the direct or indirect ownership of our stock by any person (or public group) from less than 5% to 5% or more of our common stock; (ii) increase the percentage of our common stock owned directly or indirectly by a person (or public group) owning or deemed to own 5% or more of our common stock; or (iii) create a new public group. Transfers included under the transfer restrictions include sales to persons (or public groups) whose resulting percentage ownership (direct or indirect) of common stock would exceed the 5% thresholds discussed above, or to persons whose direct or indirect ownership of common stock would by attribution cause another person (or public group) to exceed such threshold.

On July 3, 2001, our Board of Directors authorized a stock repurchase program to purchase up to 4 million shares of Class A Common Stock.  There were no shares purchased during the three months ended April 30, 2012.  During the six months ended April 30, 2012, we purchased approximately 0.1 million shares.  As of April 30, 2012, 3.5 million shares of Class A Common Stock have been purchased under this program.

Note 16	6 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Text Block]
16.  The total income tax expense was $1.2 million for the six months ended April 30, 2012 primarily due to various state tax expenses and an increase in tax reserves for uncertain tax positions.

Deferred federal and state income tax assets primarily represent the deferred tax benefits arising from temporary differences between book and tax income which will be recognized in future years as an offset against future taxable income. If the combination of future years’ income (or loss) and the reversal of the timing differences results in a loss, such losses can be carried forward to future years. In accordance with ASC 740, we evaluate our deferred tax assets quarterly to determine if valuation allowances are required.  ASC 740 requires that companies assess whether valuation allowances should be established based on the consideration of all available evidence using a “more likely than not” standard.  Given the continued downturn in the homebuilding industry in recent years, resulting in additional inventory and intangible impairments, we are in a three-year cumulative loss position as of April 30, 2012.  According to ASC 740, a three-year cumulative loss is significant negative evidence in considering whether deferred tax assets are realizable.  Our valuation allowance for current and deferred taxes amounted to $906.8 million and $899.4 million at April 30, 2012 and October 31, 2011, respectively.  The valuation allowance increased during the six months ended April 30, 2012 primarily due to additional reserves recorded for the federal and state tax benefits related to the losses incurred during the period.

Note 17	6 Months Ended
Apr. 30, 2012
Segment Reporting Disclosure [Text Block]
17.  Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision-maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  The Company’s reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases.

  Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“Income (loss) before income taxes”).  Income (loss) before income taxes for the Homebuilding segments consists of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses, interest expense and non-controlling interest expense.  Income before income taxes for the Financial Services segment consists of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to the Company’s segment operations was as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Revenues:
Northeast	$51,775	$36,643	$93,307	$81,984
Mid-Atlantic	64,776	46,840	119,171	93,262
Midwest	23,631	17,484	41,829	31,574
Southeast	36,346	16,918	56,555	32,438
Southwest	114,716	99,248	206,540	190,641
West	42,011	32,724	78,763	65,473
Total homebuilding	333,255	249,857	596,165	495,372
Financial services	8,513	5,304	15,203	12,398
Corporate and unallocated	(70)	(64)	(71)	(106)
Total revenues	$341,698	$255,097	$611,297	$507,664

Income (loss) before income taxes:
Northeast	$(125)	$(20,086)	$(5,773)	$(34,724)
Mid-Atlantic	5,058	(5,830)	7,669	(8,989)
Midwest	(91)	(2,407)	(1,247)	(4,333)
Southeast	(3,876)	(3,660)	(6,733)	(6,680)
Southwest	8,235	6,469	12,785	11,872
West	(2,948)	(8,394)	(3,920)	(17,008)
Homebuilding income (loss) before income taxes	6,253	(33,908)	2,781	(59,862)
Financial services	3,150	127	4,663	1,751
Corporate and unallocated	(7,065)	(39,901)	(22,668)	(80,134)
Income (loss) before income taxes	$2,338	$(73,682)	$(15,224)	$(138,245)

(In thousands)	April 30, 2012	October 31, 2011

Assets:
Northeast	$377,177	$385,217
Mid-Atlantic	214,944	219,287
Midwest	67,774	59,105
Southeast	78,018	83,044
Southwest	193,336	188,321
West	153,454	168,590
Total homebuilding	1,084,703	1,103,564
Financial services	98,849	85,106
Corporate and unallocated	334,391	413,510
Total assets	$1,517,943	$1,602,180

Note 18	6 Months Ended
Apr. 30, 2012
Schedule of Variable Interest Entities [Table Text Block]
            18.  The Company enters into land and lot option purchase contracts to procure land or lots for the construction of homes. Under these contracts, the Company will fund a stated deposit in consideration for the right, but not the obligation, to purchase land or lots at a future point in time with predetermined terms. Under the terms of the option purchase contracts, many of the option deposits are not refundable at the Company's discretion.  Under the requirements of ASC 810, certain option purchase contracts may result in the creation of a variable interest in the entity (“VIE”) that owns the land parcel under option.

In compliance with ASC 810, the Company analyzes its option purchase contracts to determine whether the corresponding land sellers are VIEs and, if so, whether the Company is the primary beneficiary. Although the Company does not have legal title to the underlying land, ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary. In determining whether it is the primary beneficiary, the Company considers, among other things, whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. Such activities would include, among other things, determining or limiting the scope or purpose of the VIE, selling or transferring property owned or controlled by the VIE, or arranging financing for the VIE. The Company also considers whether it has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE. As a result of its analyses, the Company determined that as of April 30, 2012 and October 31, 2011 it was not the primary beneficiary of any VIEs from which it is purchasing land under option purchase contracts.

We will continue to secure land and lots using options, some of which are with VIEs. Including deposits on our unconsolidated VIEs, at April 30, 2012, we had total cash and letters of credit deposits amounting to approximately $25.4 million to purchase land and lots with a total purchase price of $639.0 million.  The maximum exposure to loss with respect to our land and lot options is limited to the deposits, although some deposits are refundable at our request or refundable if certain conditions are not met.

Note 19	6 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
19.  We enter into homebuilding and land development joint ventures from time to time as a means of accessing lot positions, expanding our market opportunities, establishing strategic alliances, managing our risk profile, leveraging our capital base and enhancing returns on capital.  Our homebuilding joint ventures are generally entered into with third-party investors to develop land and construct homes that are sold directly to third-party homebuyers.  Our land development joint ventures include those entered into with developers and other homebuilders as well as financial investors to develop finished lots for sale to the joint venture’s members or other third parties.

During the three months ended January 31, 2011, we entered into a joint venture agreement to acquire a portfolio of homebuilding projects, including land we previously owned in the consolidated group. We sold the land we owned to the joint venture for net proceeds of $36.1 million, which was equal to our basis in the land at that time, and recorded an investment in unconsolidated joint ventures of $19.7 million for our interest in the venture.  During the three months ended April 30, 2011 we expanded this joint venture, selling additional land we owned to the joint venture for net proceeds of $27.2 million, which was equal to our book value in the land at that time, and recorded an additional investment of $11.4 million for our interest in the venture. Separately, during the three months ended January 31, 2011, our partner in a land development joint venture transferred its interest in the venture to us.  The consolidation resulted in increases in inventory and non-recourse land mortgages of $9.5 million and $18.5 million, respectively, and a decrease in other liabilities of $9.0 million.

The tables set forth below summarize the combined financial information related to our unconsolidated homebuilding and land development joint ventures that are accounted for under the equity method.

(Dollars in thousands)	April 30, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$23,038	$105	$23,143
Inventories	283,058	15,666	298,724
Other assets	20,718	5	20,723
Total assets	$326,814	$15,776	$342,590

Liabilities and equity:
Accounts payable and accrued liabilities	$29,375	$11,442	$40,817
Notes payable	162,266	21	162,287
Total liabilities	191,641	11,463	203,104
Equity of:
Hovnanian Enterprises, Inc.	52,073	1,170	53,243
Others	83,100	3,143	86,243
Total equity	135,173	4,313	139,486
Total liabilities and equity	$326,814	$15,776	$342,590
Debt to capitalization ratio	55%	0%	54%

(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	$220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%

As of April 30, 2012 and October 31, 2011, we had advances outstanding of approximately $14.4 million and $11.7 million, respectively, to these unconsolidated joint ventures, which were included in the “Accounts payable and accrued liabilities” balances in the table above.  Our “Investments in and advances to unconsolidated joint ventures” on our Condensed Consolidated Balance Sheets amounted to $60.5 million and $57.8 million at April 30, 2012 and October 31, 2011, respectively.  In some cases, our net investment in these joint ventures is less than our proportionate share of the equity reflected in the table above because of the differences between asset impairments recorded against our joint venture investments and any impairments recorded in the applicable joint venture.  Impairments of our joint venture equity investments are recorded when we deem a decline in fair value to be other than temporary while impairments recorded in the joint ventures are recorded when undiscounted cash flows of the community indicate that the carrying amount is not recoverable.  During fiscal 2011 and the first six months of fiscal 2012, we did not write down any joint venture investments based on our determination that none of the investments in our joint ventures sustained an other than temporary impairment during those periods.

	For the Three Months Ended April 30, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$78,534	$2,727	$81,261
Cost of sales and expenses	(73,792)	(1,381)	(75,173)
Joint venture net income	$4,742	$1,346	$6,088
Our share of net income	$1,035	$633	$1,668

	For the Three Months Ended April 30, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$29,490	$1,745	$31,235
Cost of sales and expenses	(35,523)	(1,400)	(36,923)
Joint venture net (loss) income	$(6,033)	$345	$(5,688)
Our share of net (loss) income	$(2,927)	$137	$(2,790)

	For the Six Months Ended April 30, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$131,131	$6,083	$137,214
Cost of sales and expenses	(126,487)	(4,585)	(131,072)
Joint venture net income	$4,644	$1,498	$6,142
Our share of net income	$984	$749	$1,733

	For the Six Months Ended April 30, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$52,521	$6,639	$59,160
Cost of sales and expenses	(60,428)	(6,139)	(66,567)
Joint venture net (loss) income	$(7,907)	$500	$(7,407)
Our share of net (loss) income	$(3,929)	$280	$(3,649)

“Income (loss) from unconsolidated joint ventures” is reflected as a separate line in the accompanying Condensed Consolidated Statements of Operations and reflects our proportionate share of the income or loss of these unconsolidated homebuilding and land development joint ventures.  The difference between our share of the income or loss from these unconsolidated joint ventures disclosed in the tables above compared to the Condensed Consolidated Statements of Operations for the three and six months ended April 30, 2012 and 2011, is due primarily to one joint venture that had net income for which we do not get any share of the profit because of the cumulative equity position of the joint venture, the reclassification of the intercompany portion of management fee income from certain joint ventures, and the deferral of income for lots purchased by us from certain joint ventures.

In determining whether or not we must consolidate joint ventures where we are the manager of the joint venture, we assess whether the other partners have specific rights to overcome the presumption of control by us as the manager of the joint venture.  In most cases, the presumption is overcome because the joint venture agreements require that both partners agree on establishing the operations and capital decisions of the partnership, including budgets in the ordinary course of business.

Typically, our unconsolidated joint ventures obtain separate project-specific mortgage financing. The amount of financing is generally targeted to be no more than 50% of the joint venture’s total assets.  For our more recent joint ventures, obtaining financing has become challenging, therefore, some of our joint ventures are capitalized only with equity. However, for our most recent joint venture, a portion of our partner's contribution was in the form of mortgage financing. Including the impact of impairments recorded by the joint ventures, the average debt to capitalization ratio of all our joint ventures is currently 54%. Any joint venture financing is on a nonrecourse basis, with guarantees from us limited only to performance and completion of development, environmental warranties and indemnification, standard indemnification for fraud, misrepresentation and other similar actions, including a voluntary bankruptcy filing.  In some instances, the joint venture entity is considered a VIE under ASC 810-10 "Consolidation – Overall" due to the returns being capped to the equity holders; however, in these instances, we are not the primary beneficiary, and therefore we do not consolidate these entities.

Note 20	6 Months Ended
Apr. 30, 2012
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
 20.  In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” which provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and expands the disclosure requirements, particularly for Level 3 fair value measurements. The guidance was effective for the Company beginning February 1, 2012 and in accordance therewith, has been applied prospectively. The adoption of this guidance, which relates primarily to disclosure, did not have a material impact on our financial statements.

Note 21	6 Months Ended
Apr. 30, 2012
Fair Value Disclosures [Text Block]
            21.  ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), provides a framework for measuring fair value, expands disclosures about fair-value measurements and establishes a fair-value hierarchy which prioritizes the inputs used in measuring fair value summarized as follows:

Level 1                      Fair value determined based on quoted prices in active markets for identical assets.

Level 2                      Fair value determined using significant other observable inputs.

Level 3                      Fair value determined using significant unobservable inputs.

Our financial instruments measured at fair value on a recurring basis are summarized below:

(In thousands)	Fair Value Hierarchy	Fair Value at April 30, 2012	Fair Value at October 31, 2011

Mortgage loans held for sale (1)	Level 2	$75,557	$73,126
Interest rate lock commitments	Level 2	133	142
Forward contracts	Level 2	(613)	(1,096)
		$75,077	$72,172

(1)  The aggregate unpaid principal balance was $72.1 million and $70.4 million at April 30, 2012 and October 31, 2011, respectively.

We elected the fair value option for our loans held for sale for mortgage loans originated subsequent to October 31, 2008 in accordance with ASC 825, “Financial Instruments” (“ASC 825”), which permits us to measure financial instruments at fair value on a contract-by-contract basis.  Management believes that the election of the fair value option for loans held for sale improves financial reporting by mitigating volatility in reported earnings caused by measuring the fair value of the loans and the derivative instruments used to economically hedge them without having to apply complex hedge accounting provisions.  In addition, the fair value of servicing rights is included in the Company’s loans held for sale as of April 30, 2012.  Fair value of the servicing rights is determined based on values in the Company’s servicing sales contracts.  Fair value of loans held for sale is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics.

The assets accounted for using the fair value option are initially measured at fair value.  Gains and losses from initial measurement and subsequent changes in fair value are recognized in the Financial Services segment’s income (loss).  The changes in fair values that are included in income (loss) are shown, by financial instrument and financial statement line item, below:

	Three Months Ended April 30, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(51)	$(4)	$(136)

	Three Months Ended April 30, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$587	$376	$(800)

	Six Months Ended April 30, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(446)	$(9)	$482

	Six Months Ended April 30, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(380)	$307	$(759)

The Company’s assets measured at fair value on a nonrecurring basis are those assets for which the Company has recorded valuation adjustments and write-offs during the periods presented.  The assets measured at fair value on a nonrecurring basis are all within the Company’s Homebuilding operations and are summarized below:

Non-financial Assets

		Three Months Ended April 30, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$4,550	$(2,011)	$2,539
Land and land options held for future development or sale	Level 3	$180	$(91)	$89

		Three Months Ended April 30, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$54,573	$(11,823)	$42,750
Land and land options held for future development or sale	Level 3	$30,716	$(4,470)	$26,246

		Six Months Ended April 30, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$6,978	$(2,715)	$4,263
Land and land options held for future development or sale	Level 3	$16,496	$(2,528)	$13,968

		Six Months Ended April 30, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$66,705	$(14,027)	$52,678
Land and land options held for future development or sale	Level 3	$43,430	$(9,045)	$34,385

We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of its estimated future cash flows at a discount rate commensurate with the risk of the respective community. Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may be required to recognize additional impairments.  We recorded inventory impairments, which are included in the Condensed Consolidated Statements of Operations as “Inventory impairment loss and land option write-offs” and deducted from Inventory of $2.1 million and $16.3 million for the three months ended April 30, 2012 and 2011, respectively, and $5.2 million and $23.1 million for the six months ended April 30, 2012 and 2011, respectively.  See Note 5 for additional information.

The Financial Services segment had a pipeline of loan applications in process of $398.5 million at April 30, 2012.  Loans in process for which interest rates were committed to the borrowers totaled approximately $30.9 million as of April 30, 2012.  Substantially all of these commitments were for periods of 60 days or less.  Since a portion of these commitments is expected to expire without being exercised by the borrowers, the total commitments do not necessarily represent future cash requirements.

The Financial Services segment uses investor commitments and forward sales of mandatory mortgage-backed securities (“MBS”) to hedge its mortgage-related interest rate exposure.  These instruments involve, to varying degrees, elements of credit and interest rate risk.  Credit risk is managed by entering into MBS forward commitments, option contracts with investment banks, federally regulated bank affiliates and loan sales transactions with permanent investors meeting the segment’s credit standards.  The segment’s risk, in the event of default by the purchaser, is the difference between the contract price and fair value of the MBS forward commitments and option contracts.  At April 30, 2012, the segment had open commitments amounting to $26.5 million to sell MBS with varying settlement dates through June 20, 2012.

Our Level 1 financial instruments consist of cash and cash equivalents and restricted cash, the fair value of which is based on Level 1 inputs. Our Level 2 financial instruments consist of mortgage loans held for sale and the senior secured, senior and senior subordinated amortizing notes payable.  The fair value of mortgage loans held for sale is determined as discussed above. The fair value of each of the senior secured, senior and senior subordinated amortizing notes is estimated based on recent trades or quoted market prices for the same issues or based on recent trades or quoted market prices for our debt of similar security and maturity to achieve comparable yields. The fair value of the senior secured, senior and senior subordinated amortizing notes was estimated at $847.2 million, $331.4 million and $4.1 million, respectively, as of April 30, 2012, and $653.5 million, $359.0 million and $4.4 million, respectively, as of October 31, 2011.

Note 22	6 Months Ended
Apr. 30, 2012
Condensed Financial Statements Disclosure [Text Block]
22.  Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock, preferred stock, which is represented by depository shares, and 7.25% Tangible Equity Units. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of April 30, 2012, had issued and outstanding approximately $992.0 million of senior secured notes ($967.2 million, net of discount), $483.6 million senior notes ($481.4 million, net of discount), and $7.9 million senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units). The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the senior secured notes, senior notes, and senior subordinated amortizing notes other than the 2021 Notes.  The 2021 Notes are guaranteed by the Guarantor Subsidiaries and the members of the Secured Group (see Note 11).

All of the senior secured notes, senior notes and senior subordinated amortizing notes have been registered under the Securities Act of 1933, as amended, except the 2021 notes, which are not, pursuant to the indenture under which they were issued, required to be registered.  The Condensed Consolidating Financial Statements presented below are in respect of our registered notes only and not the 2021 Notes. In lieu of providing separate financial statements for the Guarantor Subsidiaries of our registered senior secured, senior and senior subordinated amortizing notes, we have included the accompanying Condensed Consolidating Financial Statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries of our registered notes are material to users of our Condensed Consolidated Financial Statements. Therefore, separate financial statements and other disclosures concerning such Guarantor Subsidiaries are not presented.

The following Condensed Consolidating Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations		Consolidated
ASSETS:
Homebuilding	$10,789	$160,822	$1,029,093	$218,390		$-	$1,419,094
Financial services			9,292	89,557			98,849
Investments in and amounts due to and from consolidated subsidiaries	(422,415)	2,065,789	(2,432,465)	3,229	785,862		-
Total assets	$(411,626)	$2,226,611	$(1,394,080)	$311,176	$785,862		$1,517,943

LIABILITIES AND EQUITY:
Homebuilding	$3,533	$(28)	$347,595	$19,564	$-		$370,664
Financial services			9,142	75,516			84,658
Notes payable		1,474,368	102				1,474,470
Income taxes payable	39,856		3,079				42,935
Stockholders’ (deficit) equity	(455,015)	752,271	(1,753,998)	215,865	785,862		(455,015)
Non-controlling interest in consolidated joint ventures				231			231
Total liabilities and equity	$(411,626)	$2,226,611	$(1,394,080)	$311,176	$785,862		$1,517,943

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$-	$(75)	$314,161	$20,337	$(1,238)	$333,185
Financial services			1,696	6,817		8,513
Intercompany charges		23,949	(18,779)	(2,449)	(2,721)	-
Total revenues	-	23,874	297,078	24,705	(3,959)	341,698

Expenses:
Homebuilding	2,435	9,456	316,409	15,910	18,321	362,531
Financial services	29		1,335	3,995	4	5,363
Total expenses	2,464	9,456	317,744	19,905	18,325	367,894
Gain on extinguishment of debt		27,039				27,039
Income from unconsolidated joint ventures			462	1,033		1,495
Income (loss) before income taxes	(2,464)	41,457	(20,204)	5,833	(22,284)	2,338
State and federal income tax (benefit) provision	(4,104)		4,640			536
Equity in (loss) income of consolidated subsidiaries	162				(162)	-
Net income (loss)	$1,802	$41,457	$(24,844)	$5,833	$(22,446)	$1,802

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$3	$(103)	$249,801	$1,332	$(1,240)	$249,793
Financial services			1,209	4,095		5,304
Intercompany charges		28,299	(30,839)	(210)	2,750	-
Total revenues	3	28,196	220,171	5,217	1,510	255,097

Expenses:
Homebuilding	1,558	40,595	277,636	405	(1,468)	318,726
Financial services	82		1,234	3,864	(3)	5,177
Total expenses	1,640	40,595	278,870	4,269	(1,471)	323,903
Loss on extinguishment of debt		(1,644)				(1,644)
Loss from unconsolidated joint ventures			(451)	(2,781)		(3,232)
(Loss) income before income taxes	(1,637)	(14,043)	(59,150)	(1,833)	2,981	(73,682)
State and federal income tax (benefit) provision	(5,087)		4,072			(1,015)
Equity in (loss) income of consolidated subsidiaries	(76,117)				76,117	-
Net (loss) income	$(72,667)	$(14,043)	$(63,222)	$(1,833)	$79,098	$(72,667)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(105)	$577,467	$21,206	$(2,478)	$596,094
Financial services			2,995	12,208		15,203
Intercompany charges		23,949	(31,131)	(3,448)	10,630	-
Total revenues	4	23,844	549,331	29,966	8,152	611,297

Expenses:
Homebuilding	4,175	24,077	601,746	14,575	24,618	669,191
Financial services	80		2,561	7,911	(12)	10,540
Total expenses	4,255	24,077	604,307	22,486	24,606	679,731
G Gain on extinguishment of debt		51,737				51,737
I Income from unconsolidated joint ventures			491	982		1,473
(L(Loss) income before income taxes	(4,251)	51,504	(54,485)	8,462	(16,454)	(15,224)
StState and federal income tax (benefit) provision	(8,668)		9,907			1,239
E Equity in (loss) income of consolidated subsidiaries	(20,880)				(20,880)	-
Net (loss) income	$(16,463)	$51,504	$(64,392)	$8,462	$4,426	$(16,463)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$7	$(198)	$495,709	$2,227	$(2,479)	$495,266
Financial services			2,541	9,857		12,398
Intercompany charges		56,615	(66,297)	(357)	10,039	-
Total revenues	7	56,417	431,953	11,727	7,560	507,664

Expenses:
Homebuilding	3,102	78,985	546,610	855	(158)	629,394
Financial services	170		2,476	8,004	(3)	10,647
Total expenses	3,272	78,985	549,086	8,859	(161)	640,041
G Loss on extinguishment of debt		(1,644)				(1,644)
L Loss from unconsolidated joint ventures			(701)	(3,523)		(4,224)
(L (Loss) income before income taxes	(3,265)	(24,212)	(117,834)	(655)	7,721	(138,245)
St State and federal income tax (benefit) provision	(10,968)		9,532			(1,436)
E Equity in (loss) income of consolidated subsidiaries	(144,512)				144,512	-
Net (loss) income	$(136,809)	$(24,212)	$(127,366)	$(655)	$152,233	$(136,809)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(16,463)	$51,504	$(64,392)	$8,462	$4,426	$(16,463)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	14,463	(46,947)	58,917	(45,410)	(4,426)	(23,403)
Net cash (used in) provided by operating activities	(2,000)	4,557	(5,475)	(36,948)	-	(39,866)
Net cash (used in) investing activities		(1,121)	(1,011)	28		(2,104)
Net cash (used in) provided by financing activities	47,147	(91,885)	25,585	17,400		(1,753)
Intercompany investing and financing activities – net	(45,147)	74,560	(16,820)	(12,593)		-
Net (decrease) increase in cash	-	(13,889)	2,279	(32,113)	-	(43,723)
Cash and cash equivalents balance, beginning of period		112,122	(4,989)	143,607		250,740
Cash and cash equivalents balance, end of period	$-	$98,233	$(2,710)	$111,494	$-	$207,017

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(136,809)	$(24,212)	$(127,366)	$(655)	$152,233	$(136,809)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	86,595	(35,201)	137,491	4,198	(152,233)	40,850
Net cash (used in) provided by operating activities	(50,214)	(59,413)	10,125	3,543	-	(95,959)
Net cash (used in) investing activities			(909)	(455)		(1,364)
Net cash (used in) provided by financing activities	54,899	73,448	(4,359)	(40,115)		83,873
Intercompany investing and financing activities – net	(4,695)	15,692	(513)	(10,484)		-
Net (decrease) increase in cash	(10)	29,727	4,344	(47,511)	-	(13,450)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612		367,180
Cash and cash equivalents balance, end of period	$-	$242,097	$(8,468)	$120,101	$-	$353,730

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent's wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations		Consolidated
ASSETS:
Homebuilding	$10,789	$160,822	$1,019,930	$227,553		$-	$1,419,094
Financial services			9,292	89,557			98,849
Investments in and amounts due to and from consolidated subsidiaries	(422,415)	2,065,789	(2,425,765)	(3,471)	785,862		-
Total assets	$(411,626)	$2,226,611	$(1,396,543)	$313,639	$785,862		$1,517,943

LIABILITIES AND EQUITY:
Homebuilding	$3,533	$(28)	$344,658	$22,501	$-		$370,664
Financial services			9,142	75,516			84,658
Notes payable		1,474,368	102				1,474,470
Income taxes payable	39,856		3,079				42,935
Stockholders’ (deficit) equity	(455,015)	752,271	(1,753,524)	215,391	785,862		(455,015)
Non-controlling interest in consolidated joint ventures				231			231
Total liabilities and equity	$(411,626)	$2,226,611	$(1,396,543)	$313,639	$785,862		$1,517,943

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$-	$(75)	$312,814	$21,684	$(1,238)	$333,185
Financial services			1,696	6,817		8,513
Intercompany charges		23,949	(18,692)	(2,536)	(2,721)	-
Total revenues	-	23,874	295,818	25,965	(3,959)	341,698

Expenses:
Homebuilding	2,435	9,456	315,295	17,024	18,321	362,531
Financial services	29		1,335	3,995	4	5,363
Total expenses	2,464	9,456	316,630	21,019	18,325	367,894
Gain on extinguishment of debt		27,039				27,039
Income from unconsolidated joint ventures			462	1,033		1,495
Income (loss) before income taxes	(2,464)	41,457	(20,350)	5,979	(22,284)	2,338
State and federal income tax (benefit) provision	(4,104)		4,640			536
Equity in (loss) income of consolidated subsidiaries	162				(162)	-
Net income (loss)	$1,802	$41,457	$(24,990)	$5,979	$(22,446)	$1,802

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$3	$(103)	$249,801	$1,332	$(1,240)	$249,793
Financial services			1,209	4,095		5,304
Intercompany charges		28,299	(30,814)	(235)	2,750	-
Total revenues	3	28,196	220,196	5,192	1,510	255,097

Expenses:
Homebuilding	1,558	40,595	277,616	425	(1,468)	318,726
Financial services	82		1,234	3,864	(3)	5,177
Total expenses	1,640	40,595	278,850	4,289	(1,471)	323,903
Loss on extinguishment of debt		(1,644)				(1,644)
Loss from unconsolidated joint ventures			(451)	(2,781)		(3,232)
(Loss) income before income taxes	(1,637)	(14,043)	(59,105)	(1,878)	2,981	(73,682)
State and federal income tax (benefit) provision	(5,087)		4,072			(1,015)
Equity in (loss) income of consolidated subsidiaries	(76,117)				76,117	-
Net (loss) income	$(72,667)	$(14,043)	$(63,177)	$(1,878)	$79,098	$(72,667)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(105)	$576,120	$22,553	$(2,478)	$596,094
Financial services			2,995	12,208		15,203
Intercompany charges		23,949	(31,028)	(3,551)	10,630	-
Total revenues	4	23,844	548,087	31,210	8,152	611,297

Expenses:
Homebuilding	4,175	24,077	600,465	15,856	24,618	669,191
Financial services	80		2,561	7,911	(12)	10,540
Total expenses	4,255	24,077	603,026	23,767	24,606	679,731
G Gain on extinguishment of debt		51,737				51,737
I Income from unconsolidated joint ventures			491	982		1,473
(L(Loss) income before income taxes	(4,251)	51,504	(54,448)	8,425	(16,454)	(15,224)
StState and federal income tax (benefit) provision	(8,668)		9,907			1,239
E Equity in (loss) income of consolidated subsidiaries	(20,880)				(20,880)	-
Net (loss) income	$(16,463)	$51,504	$(64,355)	$8,425	$4,426	$(16,463)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$7	$(198)	$495,709	$2,227	$(2,479)	$495,266
Financial services			2,541	9,857		12,398
Intercompany charges		56,615	(66,272)	(382)	10,039	-
Total revenues	7	56,417	431,978	11,702	7,560	507,664

Expenses:
Homebuilding	3,102	78,985	546,590	875	(158)	629,394
Financial services	170		2,476	8,004	(3)	10,647
Total expenses	3,272	78,985	549,066	8,879	(161)	640,041
G Loss on extinguishment of debt		(1,644)				(1,644)
L Loss from unconsolidated joint ventures			(701)	(3,523)		(4,224)
(L (Loss) income before income taxes	(3,265)	(24,212)	(117,789)	(700)	7,721	(138,245)
St State and federal income tax (benefit) provision	(10,968)		9,532			(1,436)
E Equity in (loss) income of consolidated subsidiaries	(144,512)				144,512	-
Net (loss) income	$(136,809)	$(24,212)	$(127,321)	$(700)	$152,233	$(136,809)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(16,463)	$51,504	$(64,355)	$8,425	$4,426	$(16,463)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	14,463	(46,947)	60,723	(47,216)	(4,426)	(23,403)
Net cash (used in) provided by operating activities	(2,000)	4,557	(3,632)	(38,791)	-	(39,866)
Net cash (used in) investing activities		(1,121)	(1,011)	28		(2,104)
Net cash (used in) provided by financing activities	47,147	(91,885)	25,585	17,400		(1,753)
Intercompany investing and financing activities – net	(45,147)	74,560	(18,663)	(10,750)		-
Net (decrease) increase in cash	-	(13,889)	2,279	(32,113)	-	(43,723)
Cash and cash equivalents balance, beginning of period		112,122	(4,989)	143,607		250,740
Cash and cash equivalents balance, end of period	$-	$98,233	$(2,710)	$111,494	$-	$207,017

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(136,809)	$(24,212)	$(127,321)	$(700)	$152,233	$(136,809)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	86,595	(35,201)	138,094	3,595	(152,233)	40,850
Net cash (used in) provided by operating activities	(50,214)	(59,413)	10,773	2,895	-	(95,959)
Net cash (used in) investing activities			(909)	(455)		(1,364)
Net cash (used in) provided by financing activities	54,899	73,448	(4,359)	(40,115)		83,873
Intercompany investing and financing activities – net	(4,695)	15,692	(1,161)	(9,836)		-
Net (decrease) increase in cash	(10)	29,727	4,344	(47,511)	-	(13,450)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612		367,180
Cash and cash equivalents balance, end of period	$-	$242,097	$(8,468)	$120,101	$-	$353,730